Quarterly Holdings Report
for

Fidelity Freedom® Blend 2055 Fund

December 31, 2020

FBF-Y55-QTLY-0221
1.9892480.102

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	2,212,394	$37,101,843
Fidelity Series Commodity Strategy Fund (a)	1,885,503	8,654,461
Fidelity Series Large Cap Growth Index Fund (a)	1,521,274	23,777,508
Fidelity Series Large Cap Stock Fund (a)	1,597,415	26,277,474
Fidelity Series Large Cap Value Index Fund (a)	3,819,982	50,461,956
Fidelity Series Small Cap Opportunities Fund (a)	777,597	12,464,874
Fidelity Series Value Discovery Fund (a)	1,300,538	18,636,709
TOTAL DOMESTIC EQUITY FUNDS
(Cost $152,587,443)		177,374,825

International Equity Funds - 40.9%
Fidelity Series Canada Fund (a)	682,037	7,877,527
Fidelity Series Emerging Markets Fund (a)	490,274	5,559,706
Fidelity Series Emerging Markets Opportunities Fund (a)	1,981,567	49,459,918
Fidelity Series International Growth Fund (a)	1,161,908	20,658,731
Fidelity Series International Index Fund (a)	761,650	8,599,029
Fidelity Series International Small Cap Fund (a)	372,182	7,640,906
Fidelity Series International Value Fund (a)	2,034,917	20,532,317
Fidelity Series Overseas Fund (a)	1,658,628	20,566,991
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $115,613,497)		140,895,125

Bond Funds - 6.3%
Fidelity Series Corporate Bond Fund (a)	3,416	39,080
Fidelity Series Emerging Markets Debt Fund (a)	218,672	2,086,133
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	62,687	678,272
Fidelity Series Floating Rate High Income Fund (a)	46,099	419,036
Fidelity Series Government Bond Index Fund (a)	4,227	46,283
Fidelity Series High Income Fund (a)	244,882	2,316,583
Fidelity Series Inflation-Protected Bond Index Fund (a)	641,458	6,882,845
Fidelity Series Investment Grade Bond Fund (a)	4,337	51,703
Fidelity Series Investment Grade Securitized Fund (a)	3,369	35,238
Fidelity Series Long-Term Treasury Bond Index Fund (a)	864,955	7,931,639
Fidelity Series Real Estate Income Fund (a)	126,589	1,329,180
TOTAL BOND FUNDS
(Cost $21,634,103)		21,815,992

Short-Term Funds - 1.2%
Fidelity Series Government Money Market Fund 0.13% (a)(b)	766,469	766,469
Fidelity Series Short-Term Credit Fund (a)	55,877	572,183
Fidelity Series Treasury Bill Index Fund (a)	264,953	2,649,534
TOTAL SHORT-TERM FUNDS
(Cost $3,982,583)		3,988,186
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $293,817,626)		344,074,128
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,757)
NET ASSETS - 100%		$344,070,371

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$17,629,639	$20,087,418	$7,124,220	$11,106,736	$585,629	$5,923,377	$37,101,843
Fidelity Series Canada Fund	4,240,298	2,338,786	704,277	164,249	(37,988)	2,040,708	7,877,527
Fidelity Series Commodity Strategy Fund	6,154,116	2,704,787	1,797,798	34,018	(191,796)	1,785,152	8,654,461
Fidelity Series Corporate Bond Fund	53,784	20,644	38,007	1,010	(3,068)	5,727	39,080
Fidelity Series Emerging Markets Debt Fund	1,218,132	658,802	56,079	63,555	207	265,071	2,086,133
Fidelity Series Emerging Markets Debt Local Currency Fund	--	641,268	4,698	3,769	14	41,688	678,272
Fidelity Series Emerging Markets Fund	2,188,485	1,775,523	254,004	75,457	7,103	1,842,599	5,559,706
Fidelity Series Emerging Markets Opportunities Fund	20,148,369	15,792,753	2,917,633	1,437,547	71,218	16,365,211	49,459,918
Fidelity Series Floating Rate High Income Fund	276,620	114,053	13,567	12,459	79	41,851	419,036
Fidelity Series Government Bond Index Fund	81,727	21,550	55,926	995	(85)	(983)	46,283
Fidelity Series Government Money Market Fund 0.13%	1,593,579	3,221,986	4,049,096	1,485	--	--	766,469
Fidelity Series High Income Fund	1,391,175	751,698	67,838	81,526	726	240,822	2,316,583
Fidelity Series Inflation-Protected Bond Index Fund	4,124,271	3,160,296	702,634	85,362	(5,134)	306,046	6,882,845
Fidelity Series International Growth Fund	12,262,644	8,502,406	3,094,929	2,882,743	23,347	2,965,263	20,658,731
Fidelity Series International Index Fund	4,826,634	2,144,123	522,077	162,308	2,129	2,148,220	8,599,029
Fidelity Series International Small Cap Fund	3,637,021	1,873,110	214,568	60,395	17,919	2,327,424	7,640,906
Fidelity Series International Value Fund	11,761,177	5,991,981	3,007,935	566,629	76,872	5,710,222	20,532,317
Fidelity Series Investment Grade Bond Fund	81,226	26,899	57,133	2,449	(2,137)	2,848	51,703
Fidelity Series Investment Grade Securitized Fund	56,141	18,639	39,182	838	(19)	(341)	35,238
Fidelity Series Large Cap Growth Index Fund	13,163,490	6,571,533	4,094,429	671,847	281,187	7,855,727	23,777,508
Fidelity Series Large Cap Stock Fund	13,693,571	8,638,328	2,350,962	1,303,378	38,474	6,258,063	26,277,474
Fidelity Series Large Cap Value Index Fund	25,373,711	15,780,653	2,354,087	981,084	50,927	11,610,752	50,461,956
Fidelity Series Long-Term Treasury Bond Index Fund	4,648,520	5,487,128	1,216,530	756,247	(19,073)	(968,406)	7,931,639
Fidelity Series Overseas Fund	11,770,612	6,148,135	3,137,345	230,221	(129,811)	5,915,400	20,566,991
Fidelity Series Real Estate Income Fund	758,851	392,310	42,525	73,954	(38)	220,582	1,329,180
Fidelity Series Short-Term Credit Fund	541,937	10,472	--	10,468	--	19,774	572,183
Fidelity Series Small Cap Opportunities Fund	6,788,869	3,258,628	2,030,199	255,359	(15,666)	4,463,242	12,464,874
Fidelity Series Treasury Bill Index Fund	4,803,949	89,679	2,225,623	20,817	(6,672)	(11,799)	2,649,534
Fidelity Series Value Discovery Fund	7,961,607	6,711,110	654,096	374,000	25,202	4,592,886	18,636,709
	181,230,155	122,934,698	42,827,397	21,420,905	769,546	81,967,126	344,074,128

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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